Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)	1 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended
	Feb. 23, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)			30,000,000
Price per share (in Dollars per share)		$ 10	$ 10	$ 10
Business combination, description	Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50. Each warrant will become exercisable on the later of 30 days after the completion of the Business Combination or 12 months from the closing of the Initial Public Offering and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation.		Each warrant will become exercisable on the later of 30 days after the completion of the Business Combination or 12 months from the closing of the Proposed Public Offering and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation. The Company has granted the underwriter a 45-day option to purchase up to an additional 4,500,000 Units to cover over-allotments, if any. The Sponsor has committed to purchase 700,000 units (each, a “Private Placement Unit” and collectively, the “Private Placement Units”) at a price of $10.00 per Private Placement Unit (for a total purchase price of $7,000,000) in a private placement to the Sponsor that will close simultaneously with the Proposed Public Offering.
Fair market value, percentage			80.00%	80.00%
Public per share (in Dollars per share)		$ 10		$ 10
Net tangible assets			$ 5,000,001	$ 5,000,001
Aggregate price percentage			15.00%	15.00%
Redeem price percentage			100.00%	100.00%
Dissolution expenses			$ 100,000	$ 100,000
Offering costs		$ 6,600,000		6,600,000
Deferred underwriting fees				6,100,000
Other cost		500,000		500,000
Cash		25,000	25,000	25,000
Working capital deficit			$ 157,000	1,013,000
Interest income earned		8,000		$ 16,000
Subject to possible redemption per share (in Dollars per share)				$ 10
Minimum net tangible assets required for redemption		$ 5,000,001		$ 5,000,001
Trust Account [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Public per share (in Dollars per share)			$ 10
Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Contribution amount				25,000
Loan amount				151,000
maximum sponsor loan committed				1,750,000
Outstanding under sponsor loan			$ 0	$ 911,000
Business Combinations [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Percentage of voting interests acquired		50.00%	50.00%	50.00%
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)	30,000,000		30,000,000
Price per share (in Dollars per share)	$ 10		$ 10
Public per share (in Dollars per share)		$ 10		$ 10
Gross proceeds	$ 300,000,000
Sale of stock related to forward purchase agreement (in Shares)				1,500,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)			34,500,000
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)				700,000
Price per share (in Dollars per share)	$ 10	10		$ 10
Public per share (in Dollars per share)		10	$ 10	$ 10
Gross proceeds				$ 7,000,000
Net proceeds	$ 300,000,000
Private Placement [Member] | Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds				$ 15,000,000
Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per share (in Dollars per share)		10	11.5	$ 10
Common stock par value (in Dollars per share)		0.0001	0.0001	0.0001
Public per share (in Dollars per share)		$ 11.5	$ 11.5	$ 11.5
Public offering				$ 375,000